Commitments and Contingencies - Operating Lease Payments Due (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021 (remainder of year)	$ 3,315
2021	4,386	$ 3,840
2022	4,474	3,975
2023	4,568	4,080
2024	4,687	4,182
2025		4,577
Thereafter	50,111
Thereafter	$ 71,541	52,653
Total operating lease obligations		$ 73,307